Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 347-401-4432

March 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Two
File No. 811-02162

Ladies and Gentlemen:

The Annual Reports dated December 31, 2024, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to contract owners of General American Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618; and

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Tower Life Insurance Company